Plan Description - Contributions (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025
Plan Description
Description of plan	true
Default autoenrollment deferral percentage	4.00%
Annual autoincrease percentage	1.00%
Employer matching contribution	100.00%
Employer contribution on participant compensation, percentage	6.00%
Employer discretionary contribution vesting period	5 years
Minimum
Plan Description
Investment in each fund, percentage	1.00%
Maximum | Employer Common Stock
Plan Description
Investments from current period contributions, percentage	25.00%